(Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per common share
	For the three months ended March 31,
	2022	2021

Numerator - basic and diluted
Net (Loss)	$(3,980,524)	$(4,081,749)

Denominator
Weighted average number of common shares outstanding - basic and diluted	26,367,804	16,345,439
(Loss) per common share - basic and diluted	$(0.1510)	$(0.2497)

	For the three months ended December 31,		For the twelve months ended December 31,
	2021	2020	2021	2020
Numerator - basic and diluted
Net (Loss)	$(5,295,993)	$(7,142,483)	$(20,126,787)	$(14,509,669)

Denominator
Weighted average number of common shares outstanding - basic and diluted	26,307,321	14,093,979	21,187,556	12,678,904
(Loss) per common share - basic and diluted	$(0.2013)	$(0.5068)	$(0.9499)	$(1.1444)